INVENTORY	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INVENTORY

19.	INVENTORY

	2024	2023

Finished goods	3,903.2	2,990.3
Work in progress	739.0	826.5
Raw materials and consumables	5,622.2	4,599.9
Spare parts and others	996.5	806.9
Inventory in transit and prepayments	570.0	537.9
Impairment losses	(141.1)	(142.5)
	11,689.8	9,619.0

The changes in impairment losses on inventory are as follow:

	2024	2023
Balance at the end of the previous year	(142.5)	(160.2)
Effects of cumulative translation adjustments (CTA)	(16.7)	12.9
Provisions	(264.0)	(262.9)
Write-offs	282.1	267.7
Balance at the end of the period	(141.1)	(142.5)

Accounting policies

Inventory is initially recorded at its acquisition cost, and subsequently valued at the lower of its cost and its net realizable value. The cost includes any expenditure incurred to acquire the inventory, non-recoverable taxes, and the costs to bring it to the location and condition required for use. The weighted average method is used to determine the cost of inventory.

The cost of finished products and work in progress includes raw materials, other production materials, direct labor, other direct costs, gains and losses on derivative financial instruments, and an allocation of fixed and variable overheads based on the normal operating capacity. Fixed costs not allocated, or idle costs not held in inventory, are recognized directly in the income statement, as required by IAS 2- Inventories.

The net realizable value is the estimated selling price in the ordinary course of business, less the costs of bringing the inventory to the condition required for sale, and the selling costs. The calculation of the net realizable value takes into consideration the specific characteristics of each category of inventory, such as the expiry date, the remaining shelf life, and any indicators of slow-moving inventory, among others.

Provisions for impairment losses are constituted, when necessary, in compliance with the Company’s policies regarding write-offs, slow moving and obsolete inventory.